STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ (1,000)	$ 1,910,487
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Warrant issuance costs		18,797
Net gain on investments held in Trust Account		(23,715)
Loss on sale of private warrants		1,253,928
Change in fair value of warrant liability	0	(3,517,171)
Increase (Decrease) in Operating Capital [Abstract]
Accounts payable		16,863
Accrued expenses	1,000	30,749
Prepaid expenses		(302,590)
Franchise tax payable		65,600
Net cash used in operating activities		(547,052)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account		(128,397,500)
Net cash provided by (used in) investing activities		(128,397,500)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from initial public offering, net of underwriter's discount paid		126,000,000
Proceeds from promissory note - related party		155,000
Repayment of promissory note - related party		(155,000)
Proceeds from issuance of Founder Shares to Sponsor	25,000
Proceeds from sale of private warrants		4,299,500
Offering costs paid		(580,140)
Net cash provided by (used in) financing activities	25,000	129,719,360
Net Change in Cash	25,000	774,808
Cash - Beginning of Period	0	25,000
Cash - End of Period	$ 25,000	$ 799,808